RECENT LICENSE AGREEMENTS (Details Textual) - MaximumMember	6 Months Ended
Jul. 04, 2015 USD ($)
Elis Pharmaceuticals [Member]
License fee received	$ 35,500,000
Khandelwal [Member]
License fee received	$ 2,600,000